Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Director compensation, and key management salaries and benefits	$ 4,101,000	$ 4,312,000
Share-based compensation	3,081,000	1,325,000
Termination benefits	0	317,000
Key management personnel compensation	$ 7,182,000	$ 5,954,000